Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Mar. 01, 2014
Prospectus Date	Mar. 01, 2014
Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund
Risk/Return:
Trading Symbol	DSPIX
Dreyfus Bond Market Index Fund | Investor Shares
Risk/Return:
Trading Symbol	DBMIX
Dreyfus Bond Market Index Fund | BASIC Shares
Risk/Return:
Trading Symbol	DBIRX
Dreyfus Disciplined Stock Fund | Dreyfus Disciplined Stock Fund
Risk/Return:
Trading Symbol	DDSTX
Dreyfus Money Market Reserves | Investor Shares
Risk/Return:
Trading Symbol	DPIXX
Dreyfus Money Market Reserves | Class R
Risk/Return:
Trading Symbol	DPOXX
Dreyfus U.S. Treasury Reserves | Investor Shares
Risk/Return:
Trading Symbol	DUIXX
Dreyfus U.S. Treasury Reserves | Class R
Risk/Return:
Trading Symbol	DUTXX
Dreyfus Tax Managed Growth Fund | Class A
Risk/Return:
Trading Symbol	DTMGX
Dreyfus Tax Managed Growth Fund | Class C
Risk/Return:
Trading Symbol	DPTAX
Dreyfus Tax Managed Growth Fund | Class I
Risk/Return:
Trading Symbol	DPTRX
Dreyfus Opportunistic Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	DSTRX
Dreyfus Opportunistic Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSTYX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class A
Risk/Return:
Trading Symbol	DOEAX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class C
Risk/Return:
Trading Symbol	DOECX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class I
Risk/Return:
Trading Symbol	DOEIX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class Y
Risk/Return:
Trading Symbol	DOEYX
Class R and Investor Class Prospectus | Dreyfus AMT-Free Municipal Reserves | Investor Shares
Risk/Return:
Trading Symbol	DLTXX
Class R and Investor Class Prospectus | Dreyfus AMT-Free Municipal Reserves | Class R
Risk/Return:
Trading Symbol	DTMXX
Class B Prospectus | Dreyfus AMT-Free Municipal Reserves | Class B
Risk/Return:
Trading Symbol	DMBXX
Basic Shares Prospectus | Dreyfus AMT-Free Municipal Reserves | BASIC Shares
Risk/Return:
Trading Symbol	DLRXX